SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		12 Months Ended
	Mar. 08, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 22, 2022
Cash equivalents		$ 0	$ 0
Underwriting fees	$ 4,860,057
Deferred underwriting fee waived		8,505,100		$ 8,505,100
Other offering costs	581,484
Gain on deferred underwriting fee		182,658	0
Unrecognized tax benefits		0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0	$ 0
Shares excluded from calculation of diluted loss per share		11,523,444
Public Warrants
Warrants outstanding		6,075,052	6,075,052
Private Placement Warrants
Warrants outstanding		5,448,372	5,448,372
Initial Public Offering
Offering costs	13,946,641
Underwriting fees		$ 4,860,057
Deferred underwriting fees		8,505,100
Other offering costs	$ 581,484
Offering costs charged to shareholders' equity		13,647,118
Initial Public Offering | Public Warrants
Offering costs		$ 299,523
Class B ordinary shares
Shares subject to forfeiture		249,928